Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Other Current Assets

($ millions)	2023	2022
Deferred consideration receivable	79.2	—
Deposit on acquisition	—	18.7
Other current assets	79.2	18.7